Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Common Share
Basic and diluted net loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period as follows:

	Year Ended December 31,
	2025	2024
Numerator:
Net loss (in thousands)	$(3,528)	$(3,057)
Denominator:
Weighted average shares used in calculating net loss per share — basic and diluted (in thousands)	3,181	2,518

Net loss per share — basic and diluted	$(1.11)	$(1.21)

Schedule of earnings per share diluted by common class	The following table sets forth potential shares that were considered anti-dilutive for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Preferred Stock	351,037	351,037
Stock Options	297,762	335,448
RSAs	104,078	164,174

	752,877	850,659